Related party balances and transactions (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Total Arising from sales / purchases of goods / other		$ 28,970	$ 14,414
Financial debt
Total financial debt		0	(34,651)
Other liabilities
Total Other liabilities		(2,711)	(34,948)
Other Balances [Abstract]
Other balances		9,986	4,281
Associates
Disclosure of transactions between related parties [line items]
Trade Receivables		1,189	0
Other Receivables		856	5,555
Other Financial Assets		5,858	0
Other related parties
Disclosure of transactions between related parties [line items]
Trade Receivables		1,799	1,130
Other Receivables		8,755	9,775
Other Financial Assets		14,794	3,621
Trade Payables		(4,281)	(5,667)
Financial debt
Borrowings owed to other related parties	[1]	0	(34,651)
Other liabilities
Other liabilities - other related parties		(2,711)	(34,948)
Other Balances [Abstract]
Cash and cash equivalents in other related parties		$ 9,986	$ 4,281

[1]	Loans with related parties are secured by cash collateral by a company controlled by the Group of the Shareholder and were paid on February 8, 2018.